Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Change on Consolidated Primary Financial Statement

The changes to the Consolidated Balance Sheets and Consolidated Statement of Cash Flows are as follows:

	As originally		Effect of
	reported	As adjusted	Change
Consolidated Balance Sheets as of December 31, 2015
Cash and cash equivalents	$3,608,092	1,127,182	(2,480,910)
Collateral held from securities lending agreements	—	2,480,910	2,480,910
Consolidated Statement of Cash Flows for the year ended December 31, 2015
Net cash provided by operating activities	$3,213,324	2,413,324	(800,000)
Net cash used in investing activities	(7,025,871)	(7,144,829)	(118,958)
Cash and cash equivalents at beginning of year	3,832,569	2,270,617	(1,561,952)
Cash and cash equivalents at end of year	3,608,092	1,127,182	(2,480,910)
Consolidated Statement of Cash Flows for the year ended December 31, 2014
Net cash used in investing activities	$(9,378,243)	(9,915,481)	(537,238)
Cash and cash equivalents at beginning of year	2,944,394	1,919,680	(1,024,714)
Cash and cash equivalents at end of year	3,832,569	2,270,617	(1,561,952)

The changes to the Consolidated Statement of Operations are as follows:

	As Reported		As Adjusted
	2015	Reclassification	2015
Revenue:
Interest and similar income, net	4,180,103	(4,634)	4,175,469

Total Revenue	5,494,786	(4,634)	5,490,152

Benefits and expenses:
General and administrative expenses	641,962	(4,634)	637,328

Total benefits and expenses	4,651,424	(4,634)	4,646,790

Net income	843,362	—	843,362

	As Reported		As Adjusted
	2014	Reclassification	2014
Revenue:
Interest and similar income, net	3,957,298	(1,639)	3,955,659

Total Revenue	7,596,966	(1,639)	7,595,327

Benefits and expenses:
General and administrative expenses	676,815	(1,639)	675,176

Total benefits and expenses	7,416,778	(1,639)	7,415,139

Net income	180,188	—	180,188